CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 97,912	$ 186,301
Restricted cash	4,482	5,228
Accounts receivable - net of allowance of $6,460 and $5,946	129,603	143,362
Prepaid expenses	15,728	12,778
Taxes receivable	11,297	11,992
Other current assets	10,497	15,368
Total current assets	269,519	375,029
PROPERTY AND EQUIPMENT - NET	172,083	170,896
RIGHT OF USE ASSETS	47,231
GOODWILL	1,499,578	1,503,245
IDENTIFIABLE INTANGIBLE ASSETS - NET	419,548	478,852
DEFERRED INCOME TAXES - NET	8,272	8,893
OTHER LONG-TERM ASSETS	51,952	41,092
TOTAL	2,468,183	2,578,007
CURRENT LIABILITIES:
Accounts payable	93,766	94,993
Accrued expenses	49,327	66,569
Income taxes payable	8,031	10,502
Short-term debt - net		6,481
Deferred revenue	171,371	167,550
Total current liabilities	322,495	346,095
LONG-TERM DEBT - NET	1,428,847	1,750,990
LEASE LIABILITIES	46,218
DEFERRED INCOME TAXES - NET	37,075	24,595
UNCERTAIN TAX POSITIONS	37,333	42,701
OTHER LONG-TERM LIABILITIES	3,167	26,961
Total liabilities	1,875,135	2,191,342
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred Stock, $0.0001 par value; 1.0 million shares authorized; no shares issued and outstanding as of December 31, 2022 and December 31, 2021.
Additional paid-in capital	1,936,324	935,082
Accumulated deficit	(1,282,354)	(1,203,440)
Accumulated other comprehensive loss	(108,928)	(78,403)
Total Getty Images Holdings, Inc. stockholders' equity (deficit)	545,081	(346,741)
Noncontrolling interest	47,967	48,056
Total stockholders' equity (deficit)	593,048	(298,685)
TOTAL	2,468,183	2,578,007
Redeemable Preferred Stock
REDEEMABLE PREFERRED STOCK:
Redeemable Preferred Stock, $0.01 par value, 900,000 shares authorized, 677,484 shares outstanding at December 31, 2021 (aggregate liquidation preference of $685,350). No shares were issued or outstanding at December 31, 2022.		685,350
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	39	20
Class B common stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	$ 0	$ 0